Derivatives (Schedule Of Outstanding Derivatives Entered Into Hedge Inventory Or Fixed Price Purchase Commitments) (Details) - Dec. 31, 2014 - Not Designated As Hedging Instrument [Member]	USD ($) bbl $ / bbl
Selling Contracts [Member] | Crude Oil Futures [Member]
Derivative [Line Items]
Weighted average contract price per bbl	74.82
Derivative, Nonmonetary Notional Amount | bbl	366
Selling Contracts [Member] | Diesel Futures [Member]
Derivative [Line Items]
Weighted average contract price per bbl	2.43
Derivative, Nonmonetary Notional Amount | bbl	56
Selling Contracts [Member] | Fuel Oil Futures [Member]
Derivative [Line Items]
Weighted average contract price per bbl	60.07
Derivative, Nonmonetary Notional Amount | bbl	465
Selling Contracts [Member] | Crude Oil Options [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount | bbl	125
Underlying, Derivative	2.08
Buying Contracts [Member] | Crude Oil Futures [Member]
Derivative [Line Items]
Weighted average contract price per bbl	65.30
Derivative, Nonmonetary Notional Amount | $	168
Buying Contracts [Member] | Diesel Futures [Member]
Derivative [Line Items]
Weighted average contract price per bbl	0.00
Derivative, Nonmonetary Notional Amount | bbl	0
Buying Contracts [Member] | Fuel Oil Futures [Member]
Derivative [Line Items]
Weighted average contract price per bbl	44.95
Derivative, Nonmonetary Notional Amount | bbl	95
Buying Contracts [Member] | Crude Oil Options [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount | bbl	0
Underlying, Derivative	0.00